Goodwill - Summary of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [Line Items]
Balance at beginning of year	$ 7,262
Balance at end of year	7,913	$ 7,262
Gross Carrying Amount [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Balance at beginning of year	7,262	6,719
Acquisitions	478	714
Disposals of businesses	(1)	(87)
Translation and other, net	174	(84)
Balance at end of year	$ 7,913	$ 7,262